Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Segment Reporting [Line Items]
Revenue	$ 1,305	$ 987	$ 5,648	$ 2,742
Cost of revenue (exclusive of depreciation and amortization below)	94	52	334	162
Research and development	25,560	15,301	63,165	38,321
General and administrative	9,150	4,002	29,426	8,098
Sales and marketing	900	263	2,848	863
Depreciation and amortization	1,740	1,707	4,996	4,242
Net loss	(32,196)	(20,298)	(94,851)	(47,643)
Reportable Segment
Segment Reporting [Line Items]
Revenue	1,305	987	5,648	2,742
Cost of revenue (exclusive of depreciation and amortization below)	4	11	133	40
Research and development	11,164	7,580	26,942	16,142
General and administrative	4,808	3,086	19,772	5,163
Sales and marketing	501	97	2,011	328
Salaries and share-based compensation expense	19,227	8,844	46,915	25,771
Depreciation and amortization	1,740	1,707	4,996	4,242
Interest (income) expense, net	(2,272)	(334)	(4,401)	(1,228)
Other segment items	(1,671)	294	4,131	(73)
Net loss	$ (32,196)	$ (20,298)	$ (94,851)	$ (47,643)